Document And Entity Information	Oct. 08, 2025
Document Information Line Items
Entity Central Index Key	0001800637
Document Type	8-K
Entity Registrant Name	RYTHM, INC.
Entity File Number	001-39946
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	30-0943453
Entity Address, Address Line One	2220 Hicks Road Suite 210
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	(617)
Local Phone Number	896-5243
Entity Information, Former Legal or Registered Name	Agrify Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Period End Date	Oct. 08, 2025